Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Schedule of contributions of the major activities, profitability information and asset information of reportable segments

	Year ended December 31,
	2012			2013			2014
	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,587,441,751	—	250,868,605	2,249,552,806	—	107,849,762	2,349,479,253	—	106,563,659
CPE	—	—		5,004,607	—	(883,268)	76,990,402	—	(2,332,900)
Foam insulation	—	—		412,739	—	(288,152)	7,350,714	—	1,383,439
Segment total	2,587,441,751		250,868,605	2,254,970,152		106,678,342	2,433,820,369		105,614,198

Reconciliation to consolidated totals:
Sales eliminations	—	—	—	—	—	—	—	—	—
Consolidated totals:
Revenues	2,587,441,751	—		2,254,970,152	—		2,433,820,369	—
Revenues ($)							397,748,058	—

Income before income taxes			250,868,605			106,678,342			105,614,198
Income before income taxes ($)									17,260,041

	Year ended December 31,
	2012			2013			2014
	Interest Income	Interest expense	Income tax expense	Interest income	Interest expense	Income tax expense	Interest income	Interest expense	Income tax expense
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	1,364,810	42,767,789	62,717,151	3,850,272	91,158,982	27,150,033	2,707,003	102,884,972	26,057,689
CPE	—	—	—	—	—	—	—	—	—
Foam insulation	—	—	—	—	—	—	—	—	345,860
Consolidated total	1,364,810	42,767,789	62,717,151	3,850,272	91,158,982	27,150,033	2,707,003	102,884,972	26,403,549

Consolidated total ($)							442,393	16,814,017	4,315,010

	As of and Year ended December 31,
	2012			2013			2014
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,442,992,664	138,456,431	102,392,854	2,627,430,265	12,371,997	111,101,216	2,939,857,073	30,906,718	117,798,451
CPE	—	—	—	230,307,062	146,075,937	1,208,774	273,931,236	36,760,523	9,620,259
Foam insulation	—	—	—	75,818,849	30,155,128	403,314	81,546,885	2,957,910	2,584,505
Segment totals	2,442,992,664	138,456,431	102,392,854	2,933,556,176	188,603,062	112,713,304	3,295,335,194	70,625,151	130,003,215
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	—	—	—	—	—	—	—	—	—
Consolidated totals	2,442,992,664	138,456,431	102,392,854	2,933,556,176	188,603,062	112,713,304	3,295,335,194	70,625,151	130,003,215

Consolidated totals ($)							538,541,459	11,541,943	21,245,826